Fair Value Measurement - Schedule of Warrants Measured at Fair Value Using Level 3 Inputs (Details) - Level 3 [Member]	9 Months Ended
Sep. 30, 2025 USD ($)
Embedded Derivative Liability [Member]
Schedule of Warrants Measured at Fair Value Using Level 3 Inputs [Line Items]
Balance	$ 847,753
Additions
Subtractions	(259,963)
Change in fair value	(587,790)
Balance
June 2024 Warrant [Member]
Schedule of Warrants Measured at Fair Value Using Level 3 Inputs [Line Items]
Balance	5,333,794
Additions
Subtractions
Change in fair value	(4,419,211)
Balance	914,583
November 2024 Warrant [Member]
Schedule of Warrants Measured at Fair Value Using Level 3 Inputs [Line Items]
Balance	12,467,515
Additions
Subtractions
Change in fair value	(10,333,566)
Balance	2,133,949
Pre-Funded Warrant [Member]
Schedule of Warrants Measured at Fair Value Using Level 3 Inputs [Line Items]
Balance	52,682,426
Additions
Subtractions	(12,421,864)
Change in fair value	(40,260,562)
Balance
Common Stock Warrant [Member]
Schedule of Warrants Measured at Fair Value Using Level 3 Inputs [Line Items]
Balance	94,286,790
Additions
Subtractions	(19,517,415)
Change in fair value	(74,769,375)
Balance
August 2025 Warrant [Member]
Schedule of Warrants Measured at Fair Value Using Level 3 Inputs [Line Items]
Balance
Additions	1,672,686
Subtractions
Change in fair value	538,043
Balance	2,210,729
September 2025 Warrant [Member]
Schedule of Warrants Measured at Fair Value Using Level 3 Inputs [Line Items]
Balance
Additions	29,605,956
Subtractions
Change in fair value	5,874,976
Balance	$ 35,480,932